Related Parties Transactions (Details) - Schedule of expenses related to service agreement and the office services agreement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Expenses Related to Service Agreement and the Office Services Agreement [Abstract]
Research and development	$ 42	$ 44	$ 82
Sales and marketing	42	44	58
General and administrative	83	89	108
Total	$ 167	$ 177	$ 248